Personnel expenses	12 Months Ended
Dec. 31, 2018
Personnel expense
Personnel expenses

Note 5. Personnel expenses

Skr mn	2018	2017	2016
Salaries and remuneration to the Board of Directors and the CEO	-7	-7	-6
Salaries and remuneration to Senior Executives	-21	-20	-18
Salaries and remuneration to other employees	-158	-162	-160
Pensions	-52	-58	-57
Social insurance	-59	-61	-58
Other personnel expenses	-14	-12	-9
Total personnel expenses	-311	-320	-308

The combined total of the remuneration to senior executives, excluding the CEO of the Parent Company, amounted to Skr 21 million (2017: Skr 20 million; 2016: Skr 18 million). Of the remuneration to senior executives, Skr 21 million (2017: Skr 20 million; 2016: Skr 17 million) is pensionable. Of the remuneration to the CEO of the Parent Company, Skr 5 million (2017: Skr 5 million; 2016: Skr 4 million) is pensionable. For all employees, excluding the CEO, SEK follows collective agreements between the Banking Institution Employers’ Organization (BAO) and trade unions.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2018	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-612	—	—	—	-612
Other members of the Board of Directors:
Cecilia Ardström(4)	-287	—	—	—	-287
Anna Brandt	—	—	—	—	—
Reinhold Geijer(4)	-269	—	—	—	-269
Hans Larsson(4)	-250	—	—	—	-250
Eva Nilsagård, from April 24, 2018	-182	—	—	—	-182
Susanne Lithander, resigned April 24, 2018	-74	—	—	—	-74
Lotta Mellström resigned April 24, 2018(5)	—	—	—	—	—
Ulla Nilsson	-287	—	—	—	-287
Hélène Westholm, from April 24, 2018	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,743	-88	-1,418	-6,249
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,339	-85	-1,307	-4,731
Karl Johan Bernerfalk, General Counsel	—	-1,414	-33	-505	-1,952
Andreas Ericson, Head of Mid Corporates, from October 15, 2018	—	-410	-6	-146	-562
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,930	-25	-483	-3,438
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,326	-16	-493	-2,835
Jens Hedar, Head of Large Corporates, from October 15, 2018	—	-461	-5	-157	-623
Johan Henningsson, Head of Sustainability	—	-1,261	-27	-466	-1,754
Petra Könberg, Head of Marketing & Business Development	—	-1,143	-28	-384	-1,555
Jane Lundgren Ericsson, Head of Lending, resigned October 12, 2018	—	-1,943	-75	-610	-2,628
Ingela Nachtweij, Acting Chief Information Officer (CIO), resigned January 31, 2018	—	-128	-2	-36	-166
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,471	-106	-556	-2,133
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,255	-108	-733	-3,096
Madeleine Widaeus, IT-Chief, from February 1, 2018	—	-1,360	-11	-405	-1,776
Total	-1,961	-25,184	-615	-7,699	-35,459
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration was invoiced from their private companies in accordance with the state guidelines up to the Annual General Meeting on April 24, 2018.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2017	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee(3)	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-745	—	—	—	-745
Other members of the Board of Directors:
Cecilia Ardström(4)	-344	—	—	—	-344
Jan Belfrage, resigned March 22, 2017	-72	—	—	—	-72
Anna Brandt, from November 21, 2017	—	—	—	—	—
Reinhold Geijer, from March 22, 2017 (4)	-213	—	—	—	-213
Hans Larsson, from March 22, 2017 (4)	-212	—	—	—	-212
Susanne Lithander	-263	—	—	—	-263
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-273	—	—	—	-273
Teppo Tauriainen, resigned November 21, 2017(5)	—	—	—	—	—
Magnus Uggla, resigned March 22, 2017(4)	-46	—	—	—	-46
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,638	-97	-1,372	-6,107
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,278	-92	-1,159	-4,529
Karl Johan Bernerfalk, General Counsel	—	-1,372	-18	-447	-1,837
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,908	-19	-465	-3,392
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,252	-11	-485	-2,748
Johan Henningsson, Head of Sustainability	—	-1,191	-30	-435	-1,656
Petra Könberg, Head of Marketing & Business Development, from April 18, 2017	—	-830	-20	-220	-1,070
Jane Lundgren Ericsson, Head of Lending	—	-2,410	-98	-720	-3,228
Ingela Nachtweij, Acting Chief Information Officer (CIO), from January 10, 2017	—	-1,520	-27	-414	-1,961
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,415	-105	-536	-2,056
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,191	-112	-720	-3,023
Edvard Unsgaard, Head of Communication, resigned April 18, 2017	—	-314	-8	-102	-424
Total	-2,168	-24,319	-637	-7,075	-34,199
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior	Fee,
Executives in the Consolidated Group	includes
2016	committee	Fixed	Other
Skr thousand	fee	remuneration(1)	benefits(2)	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson(4)	-669	—	—	—	-669
Other members of the Board of Directors:
Cecilia Ardström	-216	—	—	—	-216
Jan Belfrage	-225	—	—	—	-225
Susanne Lithander	-240	—	—	—	-240
Lotta Mellström(5)	—	—	—	—	—
Ulla Nilsson	-244	—	—	—	-244
Jan Roxendal, resigned April 26, 2016(4)	-109	—	—	—	-109
Teppo Tauriainen(5)	—	—	—	—	—
Magnus Uggla, from April 26, 2016(4)	-186	—	—	—	-186
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)(6)	—	-4,487	-86	-1,332	-5,905
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,207	-86	-1,112	-4,405
Karl Johan Bernerfalk, General Counsel	—	-1,281	-11	-405	-1,697
Stefan Friberg, Chief Risk Officer (CRO)	—	-2,769	-12	-467	-3,248
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,253	-12	-460	-2,725
Johan Henningsson, Head of Sustainability	—	-1,124	-12	-379	-1,515
Jane Lundgren Ericsson, Head of Lending	—	-2,355	-81	-616	-3,052
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,360	-91	-487	-1,938
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,164	-41	-676	-2,881
Edvard Unsgaard, Head of Communication	—	-995	-11	-333	-1,339
Total	-1,889	-21,995	-443	-6,267	-30,594
(1)	Predetermined salary or other compensation such as holiday pay and allowances.
(2)	Other benefits consist of, for example, car allowances and subsistence benefits.
(3)	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
(4)	Remuneration is invoiced from their private companies in accordance with the state guidelines.
(5)	Remuneration is not paid from the Company to the representatives on the Board of Directors, who are employed by the owner, the Swedish Government.
(6)	The retirement age of the CEO, Catrin Fransson is 65 years and the pension fee is 30 percent of her fixed salary.

Finansinspektionens (the Swedish FSA’s) regulations (FFFS 2011:1) regarding remuneration structures in credit institutions, investment firms and fund management companies licensed to conduct discretionary portfolio management apply to SEK. Moreover, SEK applies the government’s guidelines on terms of employment for senior executives at state-owned companies. In accordance with these regulations, SEK’s Board has prepared a proposal for a set of guidelines for the remuneration of senior executives at SEK, which was adopted at the 2018 Annual General Meeting. The guidelines stipulate that salary and remuneration to the senior executives of SEK should be fair and reasonable. They should also be competitive, capped and appropriate as well as contribute to good ethical principles and corporate culture. Remuneration should not be higher than at comparable companies, and should be reasonable. Remuneration to senior executives consists of fixed salary, pension and other benefits. Pension terms for senior executives should be in the form of defined contribution plans.

SEK's remuneration system is designed to promote sound and effective risk management and restrict excessive risk-taking. Remuneration to employees is mainly determined at fixed amounts.

SEK’s Board of Directors’ Remuneration Committee (the “Remuneration Committee”) prepares proposals for decision by the Board relating to remuneration policy for the Company, on total remuneration for the CEO, for other members of the executive management, for the Head of Compliance, and for other employees reporting directly to the CEO, as well as on the terms and conditions for and the outcome of the Company’s remuneration system. The Remuneration Committee also prepares and handles overall issues relating to remuneration (salaries, pension and other benefits), measures aimed at applying SEK’s remuneration policy, and issues relating to succession planning. Further, the Remuneration Committee prepares overall instructions for remuneration issues that it deems necessary. The Remuneration Committee also ensures that the relevant oversight department, together with the Remuneration Committee, annually reviews and evaluates the Company’s remuneration systems and also reviews whether such systems comply with the Company’s remuneration policy and relevant instructions regarding remuneration. The outcome is presented to the Board in a separate report on the same day as the annual report is submitted. The Remuneration Committee has met seven times in 2018.

Since 2011, the Company has had only one system for variable remuneration, the EIS. The EIS applies to all permanent employees, with the exception of the executive management (except for three newly appointed senior executives, where deferred remuneration related to 2014 is included according to the agreement at that time), and employees within the Risk Department and employees within the Compliance Department.

The aim of the EIS was to contribute to attracting and retaining staff, promote the achievement of the Company’s long-term objectives, and encourage cooperation between different parts of the organization in order to progress toward shared objectives.

If the resulting return, after adjustment for any non-operational items and risk assumption, exceeded the budgeted return, those employees encompassed by EIS received a share of the excess return, however this was capped at an amount equal to two months’ salary, including payroll taxes. The terms and conditions entailed that the variable remuneration never exceeded 16.67 percent of the fixed remuneration. The final decision on the result and the amount to be paid out under the EIS was taken by the Board.

In autumn 2016, the Board decided that the EIS would cease to apply from the end of 2016. Any remaining payments under the EIS attributable to results up until 2016 will be subject to the same rules that applied in the respective vesting years. In parallel, the Board decided that permanent employees should be offered certain benefits related to wellness, healthcare and medical care. Moreover, the Board decided to implement a system, over a three-year trial period (2017-2019), whereby it will be possible to offer permanent employees with customer or business responsibility, with the exception of members of the executive management, the possibility of individual variable remuneration (IVR). IVR will be evaluated on an ongoing basis. The results of the evaluation will be referred to the Remuneration Committee. Following the trial period, a more extensive evaluation will be performed.

In the areas where IVR is applicable, the corresponding EIS rules apply. This includes the discretionary nature of the system, that all outcomes are subject to deferred payment and that the Board takes all decisions regarding results and payments. Before an individual receives any IVR payment, the payment is subject to testing at three different levels: the Company level, the Department level and the Individual level. The test at the Company level is the basis for any IVR outcome. The outcome at the Company level is conditional on the actual return, following any applicable adjustment for the impact of non-operational items and increases in the Company’s total risk assumption compared with the target risk assumption, exceeding a predetermined target. Of the profit that corresponds to any excess return, a percentage accrues to the IVR at the Company level. The outcome at the Company level is capped at a maximum of two months’ salary, calculated on the basis of all Company employees entitled to IVR. In the case of a positive outcome at the Company level, the next step is to test at the Department level. This test assesses the outcome at the Department level in relation to the department’s quantitative targets. If the targets have not been reached, the outcome at the Company level is reduced for all members of the department. The remainder after this test comprises the outcome at the Department level, which is capped at a maximum of two months’ salary, calculated on the basis of all department’s employees entitled to IVR. The final test is at the Individual level. This test assesses the behavior and performance of individuals. For each individual, the outcome following the test at the Individual level is subject to a floor of zero and a ceiling of 1.5 times the amount at the Department level. Accordingly, the maximum outcome for any individual is three months’ salary. The total outcome for all employees encompassed by IVR in a department must be within the outcome at the Department level. The Company pays payroll taxes on any IVR paid, which also carries pension entitlements.

SEK’s remuneration policy is designed in such a way that the Company may decide that remuneration that is subject to deferred disbursement may be withheld, in part or full, if it subsequently transpires that the performance criteria have not been fulfilled or if the employee has breached certain internal rules. The same applies if disbursement would not be justifiable by the Company’s financial situation. Moreover, the outcome may also be adjusted if credit losses, or recoveries of credit losses, have occurred after the relevant income year, but are deemed to be attributable to the said income year.

For all employees encompassed by IVR, the disbursement plan states that 40 percent of the outcome will be disbursed in April in the year following the income year to which the remuneration relates, and 20 percent will be disbursed in April in each of the three subsequent years.

As part of its strategic analysis and planning, the Company undertakes an annual process for internal capital and liquidity assessment. As part of this assessment, an analysis is conducted with the aim of identifying employees, whose work duties have a material impact on SEK’s risk profile, including risks related to the Company’s remuneration policy and remuneration system. The outcome of this analysis is taken into account when designing the remuneration systems in order to promote sound and efficient risk management and to restrict excessive risk-taking. The number of employees that receive remuneration of EUR 1 million or more per fiscal year is zero.  No new agreements containing variable remunerations have been established during the year.

The CEO’s, Catrin Fransson’s, terms of employment comply with the Guidelines for Terms of Employment for Senior Executives in State-owned Companies (adopted April 20, 2009).

SEK pays a defined contribution pension insurance amounting to 30 percent of the CEO’s pensionable salary. The retirement age for the CEO is 65.

For the CEO, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance corresponding to those applicable under the BTP plan as well as healthcare insurance under Skandia Privatvård Plus and travel insurance. Other benefits payable to the CEO include car and per diem allowances. The CEO is entitled to six months’ notice prior to termination initiated by SEK and severance pay corresponding to 18 months’ salary. A deduction is made for any income arising from new employment.

The retirement age is 65 for all senior executives. The pension terms, conditions for termination of employment and other terms of employment for the senior executives follow the current Guidelines for Terms of Employment for Senior Executives in State-owned Companies (adopted April 20, 2009), where the BTP plan is included as an approved, collectively bargained, defined-benefit and defined-contribution pension plan. Since the 2017 Annual General Meeting, the new guidelines apply when appointing new senior executives at SEK. Pension provisions for senior executives in SEK are limited to 30 percent of pensionable income for retirement and survivors’ pension. Due to SEK’s implementation of a defined-benefit pension plan, the BTP plan, resulting from a collective agreement between the BAO and the Financial Sector Union of Sweden, covering employees in the banking and finance industries, the contribution for retirement and survivors’ pension can exceed 30 percent.

For the senior executives, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance arising out of applicable collective agreements as well as travel insurance and health insurance. Other benefits include car and per diem allowances.

Per Åkerlind and Sven-Olof Söderlund have notice periods of six months should termination be initiated by SEK and are entitled to severance pay corresponding to 18 months’ salary. A deduction is made for any income arising from new employment. For other senior executives, the notice period upon termination initiated by SEK follows collective agreements. Upon resignation by the employee, the notice period is three or six months.

Pensions

The employees at SEK have a collectively bargained pension plan through the BTP plan, which is the most significant pension plan for salaried bank employees in Sweden. The BTP plan is funded by means of insurance with the insurance companies SPP and SEB.

The total pension cost for defined benefit and defined contribution obligations are shown below

Skr mn	2018	2017	2016
Service cost	-4	-5	-4
Regulation of pension obligations	5
Interest cost, net	-1	-1	0
Pension cost for defined benefit pensions, incl. payroll tax	0	-6	-4
Pension cost for defined contribution pension cost incl. payroll tax	-52	-52	-53
Pension cost recognized in personnel costs	-52	-58	-57

Actuarial gains and (losses) on defined benefit obligation during period	-48	-7	-35
Return above expected return, gains and (losses) on plan assets	0	3	5
Change in the effect of the asset ceiling excluding interest	—	—	4
Revaluation of defined benefit plans	-48	-4	-26

The following table specifies the net value of defined benefit pension obligations

Skr mn	2018	2017	2016
Defined benefit obligations	253	263	254
Plan assets	-173	-223	-216
Restriction to net defined benefit asset due to the asset ceiling	0	0	0
Provision for pensions, net obligation (see Note 21)	80	40	38

The following table shows the development of defined benefit obligations

Skr mn	2018	2017	2016
Defined benefit obligation, opening balance	263	254	215
Service cost	4	5	4
Interest cost	6	7	8
Pension Payments incl. special payroll tax	-9	-10	-9
Other	-59	—	—
Actuarial (gains) and losses, effect due to changed demographic assumptions	—	—	—
Actuarial (gains) and losses, effect due to changed financial assumptions	46	9	38
Actuarial (gains) and losses, effect due to experience based outcome	2	-2	-2
Defined benefit obligation, closing balance	253	263	254

The following table shows the development of plan assets related to defined benefit obligation

Skr mn	2018	2017	2016
Fair value of plan assets, opening balance	223	216	202
Expected return on plan assets	5	6	7
Contributions by the employer(1)	7	7	8
Benefits paid(2)	-8	-8	-7
Other(3)	-54	—	—
Return on plan assets excluding interest income	0	2	6
Fair value of plan assets, closing balance	173	223	216
(1)	Expected contribution from the employer in the following year is Skr 6 million (2017: Skr 7 million; 2016: Skr 8 million) excluding payroll tax.
(2)	Expected compensation paid in the following year is Skr 8 million (2017: Skr 9 million ; 2016: Skr 9 million).
(3)	Regulation of pension obligations related to Venantius AB and its subsidiaries, which were liquidated in 2018.

The following table shows the distribution of plan assets related to defined benefit obligation

Skr mn	2018	2017	2016
Domestic equity investments	3	4	4
Foreign equity investments	12	16	4
Domestic government bonds	43	63	69
Domestic corporate bonds	26	40	69
Mortgage bonds	49	76	52
Other Investments	19	—	—
Properties	21	24	18
Total	173	223	216

The following table displays principal actuarial assumptions used end of year

%	2018	2017	2016
Discount rate	2.1	2.5	2.7
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	1.6	1.6
Expected lifetime	DUS14	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Discount rate	-1%		1.1%	+1%		3.1%
Defined benefit obligation			324			202
Service cost			8			4
Interest cost			4			6

Expected lifetime	+1	year		-1	year
Defined benefit obligation			266			242
Service cost			6			5
Interest cost			6			5

Net reconciliation of pension liabilities

Skr mn	2018	2017	2016
Pension liabilities, opening balance	40	38	17
Net periodic pension cost	0	6	4
Contributions by the employer	-7	-7	-8
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	48	4	26
Pension liabilities, closing balance	80	40	38

Reconciliation of provisions for pensions

Net interest is calculated using the discount rate of pension obligations, based on the net surplus or net deficit in the defined benefit plan.

Pension expense in 2018 for defined benefit pensions amounts to Skr 0 million (2017: Skr 6 million; 2016: Skr 4 million).

As of December 31, 2018, the expected weighted average remaining service time for active employees was 16.66 years, (2017: 17.58 years; 2016: 19.07 years) the expected weighted average duration for the present value was 19.37 years (2017: 17.38 years; 2016: 20.7 years) and the average salary for active employees was Skr 0.8 million (2017: Skr 0.8 million; 2016: Skr 0.8 million).

Discount rate

Swedish government bonds were previously used as the basis for calculating pension liabilities. Since January 1, 2013 the calculation has instead been based on the estimated interest curve of Swedish mortgage bonds, as this market is regarded as liquid enough to be used for this purpose. The discount rate is based on market expectations at the end of the accounting period, using bonds with the same duration as the pension liability.

Expected early retirement

According to the transitional rule for § 8 in the BTP-plan, the calculation includes the assumption that 20 percent of the employees use the possibility for early retirement. The earliest retirement age is 61 for employees born 1956 or earlier. Employees born 1967 or later have no right to retire before age 65.

Expected return on plan assets

Expected return on plan assets is equal to the discount rate as regulated in IAS 19.

Expected salary increase

The assumption of salary increase is based on SEK’s assessment.

Expected inflation

The expected inflation is in line with Swedish inflation-linked bonds.

Expected employee turnover

Expected employee turnover is based on SEK’s assessment of the long-term expected Company staff attrition during one year.

Average number of employees	2018	2017	2016
Women	117	121	122
Men	126	131	138
Total average number of employees	243	252	260

Number of employees at year-end	2018	2017	2016
Women	118	122	122
Men	120	128	134
Total number of employees(1)	238	250	256
of which full-time employees	230	243	250
Allocation of women/men	49/51	48/52	47/53
of which part-time employees	8	7	6
Allocation of women/men	75/25	86/14	83/17
of which permanent employees	236	246	251
Allocation of women/men	50/50	49/51	48/52
of which temporary employees	2	4	5
Allocation of women/men	50/50	50/50	20/80
of which managers	29	31	33
of which non-management	209	219	223
(1)	In addition to its employees, SEK had 32 consultants (FTEs) engaged at year-end 2018.

Employees by age distribution	2018	2017	2016
Total number of employees	238	250	256
of which under the age of 30 years	13	16	16
of which between 30 and 50 years	127	142	153
of which over 50 years	98	92	87

Employee turnover	2018	2017	2016
Number of employees who left employment	32	31	26
of which women	12	12	9
of which men	20	19	17
of which under the age of 30 years	3	4	2
of which between 30 and 50 years	20	20	17
of which over 50 years	9	7	7

Health, %	2018	2017	2016
Absence due to sickness	3.1	3.3	4.0
Percentage of employees that use SEK’s fitness allowance	91	92	84

Equality and diversity	2018	2017	2016
Allocation of women/men on the Board of Directors	62/38	60/40	50/50
Allocation of women/men in SEK’s executive management	50/50	64/36	50/50
Allocation of women/men in management positions	41/59	42/58	36/64
Allocation of women/men at SEK in total	51/49	49/51	48/52
Allocation of employees with foreign/Swedish background(1)	33/67	33/67	30/70
(1)

Foreign background is defined as “I was raised in a country other than Sweden (wholly or in part)”, “I was born in another country but raised in Sweden” and “I myself was born and raised in Sweden but have a parent/parents born and raised in another country”. The survey is conducted at least once every three years.

Employee development	2018	2017	2016
Percentage of employees who had a performance review (percent)	96	95	98
Average number of training days per employee (all employees are white-collar workers)	3	2	3